Segment Information	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information	Segment Information
The Company determines its operating segments based on how the chief operating decision maker (CODM) views and analyzes each segment’s operations, performance and allocates resources. The Chief Executive Officer, is the CODM. The CODM reviews the actual net income compared to budgeted net income on a monthly basis to evaluate segment performance, make decisions, and determine where to deploy capital. This analysis is also used for benchmarking performance against the Company's peers.
For the years ended December 31, 2024, 2023, and 2022, the Company had one aggregated reporting segment, Hawthorn Bank. The Bank is composed of operations from providing a broad range of banking products and services located within the Missouri communities in and surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, and the greater Kansas City metropolitan area.
The table below highlights the Company’s revenues, expenses and net income (loss) for each reportable segment and is reconciled to net income (loss) on a consolidated basis for the years ended December 31, 2024, 2023, and 2022 was as follows:

(dollars in thousands)	Hawthorn Bank	Non-Banks	Total
Year ended December 31, 2024
Operating revenue
Interest income	$95,234	$117	$95,351
Interest expense	32,859	3,899	36,758
Net interest income	$62,375	$(3,782)	$58,593
Provision for credit losses	1,027	—	1,027
Operating expenses
Salaries and employee benefits	$25,238	1,340	26,578
Occupancy, furniture and equipment expense	4,555	—	4,555
Processing, network, and bank card expense	5,530	—	5,530
Legal, examination, and professional fees	2,273	335	2,608
Depreciation and amortization	1,715	—	1,715
Other	7,723	815	8,538
Total operating expenses	$47,034	$2,490	$49,524
Other
Non-interest income	13,382	938	14,320
Investment securities losses, net	(4)	—	(4)
Income taxes	5,827	(1,725)	4,102
Net income	$21,865	$(3,609)	$18,256

Segment assets	$1,812,168	$13,017	$1,825,185

(dollars in thousands)	Hawthorn Bank	Non-Banks	Total
Year ended December 31, 2023
Operating revenue
Interest income	$91,743	$225	$91,968
Interest expense	29,052	3,774	32,826
Net interest income	$62,691	$(3,549)	$59,142
Provision for credit losses	2,340	—	2,340
Operating expenses
Salaries and employee benefits	$27,830	1,141	28,971
Occupancy, furniture and equipment expense	4,040	1	4,041
Processing, network, and bank card expense	5,151	—	5,151
Legal, examination, and professional fees	2,006	502	2,508
Depreciation and amortization	2,214	—	2,214
Other	9,761	(287)	9,474
Total operating expenses	$51,002	$1,357	$52,359
Other
Non-interest income	7,416	120	7,536
Investment securities losses, net	(11,500)	(47)	(11,547)
Income taxes	698	(1,222)	(524)
Net income	$4,567	$(3,611)	$956

Segment assets	$1,867,686	$7,664	$1,875,350

(dollars in thousands)	Hawthorn Bank	Non-Banks	Total
Year ended December 31, 2022
Operating revenue
Interest income	$69,155	$101	$69,256
Interest expense	8,421	2,072	10,493
Net interest income	$60,734	$(1,971)	$58,763
Provision for credit losses	(900)	—	(900)
Operating expenses
Salaries and employee benefits	$25,077	1,981	27,058
Occupancy, furniture and equipment expense	3,931	(1)	3,930
Processing, network, and bank card expense	4,788	—	4,788
Legal, examination, and professional fees	1,318	312	1,630
Depreciation and amortization	2,299	—	2,299
Other	9,428	(595)	8,833
Total operating expenses	$46,841	$1,697	$48,538
Other
Non-interest income	13,147	831	13,978
Investment securities losses, net	(14)	—	(14)
Income taxes	5,193	(855)	4,338
Net income	$22,733	$(1,982)	$20,751

Segment assets	$1,913,990	$9,550	$1,923,540